FINANCIAL STATEMENT DETAILS - Prepaid expenses and other current assets (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL STATEMENT DETAILS
Prepaid expenses	$ 32.0	$ 35.2	$ 37.8
Income tax receivables	27.8	22.2	17.7
Restricted cash and compensating balance deposits	2.3	3.2	8.8
Other current assets	1.5	1.4	7.1
Prepaid expenses and other current assets	$ 63.6	$ 62.0	$ 71.4